ACCUMULATED OTHER COMPREHENSIVE LOSS	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

17. ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive loss consists of the following:

	December 31
	2012	2011
	(Millions of Dollars)

Foreign currency translation adjustments and other	$(242)	$(298)

Hedge instruments	(8)	(56)
Income taxes	(16)	(14)

Hedge instruments, including tax impact	(24)	(70)

Postemployment benefits	(601)	(361)
Income taxes	17	(10)

Postemployment benefits, including tax impact	(584)	(371)

	$(850)	$(739)